Significant Accounting Policies (Schedule Of Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility, minimum	38.00%	37.00%	38.00%
Volatility, maximum	42.00%	47.00%	51.00%
Risk-free interest rate, minimum	1.00%	0.50%	0.50%
Risk-free interest rate, maximum	1.70%	1.50%	0.90%
Dividend yield	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	3 years 3 months 18 days	3 years 6 months	3 years 9 months 18 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	4 years 10 months 24 days	4 years 10 months 24 days	4 years 10 months 24 days